ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Accounts receivable	1,181,478	1,165,706
Less: provision for credit loss	(87,880)	(87,223)
Total accounts receivable, net	1,093,598	1,078,483

The movement of the provision of allowance for expected credit losses is as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Balance at the beginning of the period	-	(87,880)
Additions	-	-
Foreign currency translation	-	657
Balance at the end of the period	-	(87,223)

For the six months ended June 30, 2025 and 2026, the Group didn’t record any provision for credit losses on accounts receivable.

5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable	-	1,181,478
Less: provision for credit loss	-	(87,880)
Total accounts receivable, net	-	1,093,598

For the years ended December 31, 2024 and 2025, the Group didn’t record any provision for credit losses on accounts receivable. The provision for credit losses as of December 31, 2025 were consisted of bad debt accrued by Times Express Limited before the Group acquired Times Express Limited.